Board of Directors - Retirement Pension Plan for Executive Board Members (Details) - Executive Board € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
BOARD OF DIRECTORS
Age for annual pension entitlement (in years) | item	60
DBO December 31	€ 3,191	€ 10,739	€ 8,948
Annual pension entitlement	€ 148	€ 470	€ 427